Investments - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) MT	Dec. 31, 2021 EUR (€)	Dec. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Investments
Additions and subscriptions	€ 1,607	€ 662
Divestments and reimbursements	480	385
Share of loss of equity-accounted investments	285	1,294
Deduction for dividends	1,194	627
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	€ 74
Percentage of reasonable changes in cost of capital	1.00%
Change in the fair value with effect to OCI	€ 56	105
Other investments	1,202	1,294	€ 1,294	€ 957
Share of profit of equity-accounted investments	2,163	202
Change in the scope of consolidation	(1,827)	360
Other changes	6,220	(161)
Other changes of other investments	€ (258)
North Field East project (NFE)
Investments
Proportion of ownership interest acquired	3.125%
Nigeria LNG Ltd
Investments
Other investments	€ 668	637
Saudi European Petrochemical Co
Investments
Other investments	€ 108	€ 124
Qatar Liquefied Gas Co Ltd (9) | North Field East project (NFE)
Investments
Proportion of ownership interest acquired	12.50%
Liquefaction plant production capacity per annum | MT	32
Novamont SpA
Investments
Other changes of other investments	€ 220
Associates | Angola LNG Ltd
Investments
Divestments and reimbursements	375
Share of profit of equity-accounted investments	290
Change in the scope of consolidation	1,122
Associates | Qatar Liquefied Gas Co Ltd (9)
Investments
Additions and subscriptions	€ 306
Proportion of ownership interest acquired	25.00%
Associates | Abu Dhabi Oil Refining Co (Takreer)
Investments
Deduction for dividends	€ 142
Share of profit of equity-accounted investments	359
Associates | Var Energi ASA
Investments
Divestments and reimbursements	91
Deduction for dividends	€ 469
Proportion of ownership interest divested in equity method investment	6.00%
Share of profit of equity-accounted investments	€ 691
Difference amount between market capitalization of investee and book value of corresponding fraction of net equity	4,267
Associates | ADNOC Global Trading Ltd
Investments
Deduction for dividends	54
Share of profit of equity-accounted investments	170
Associates | Coral FLNG SA
Investments
Share of profit of equity-accounted investments	140
Joint ventures | UK Dogger Bank
Investments
Change in the scope of consolidation	731
Joint ventures | Saipem SpA
Investments
Additions and subscriptions	624
Share of loss of equity-accounted investments	82
Difference amount between market capitalization of investee and book value of corresponding fraction of net equity	57
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Share of loss of equity-accounted investments	72
Joint ventures | Doggerbank Offshore Wind Farm Project 3 Holdco Ltd
Investments
Additions and subscriptions	€ 161
Proportion of ownership interest acquired	20.00%
Joint ventures | Vårgrønn AS
Investments
Proportion of ownership interest in joint venture	65.00%
Other changes	€ 374
Joint ventures | Azule Energy Holdings Ltd
Investments
Deduction for dividends	475
Share of profit of equity-accounted investments	455
Other changes	5,352
Joint ventures | Novamont SpA
Investments
Share of loss of equity-accounted investments	€ 53